Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of total future minimum lease payments
Year ending June 30,	Amount
2014	10,798
Total	$10,798

Schedule of several contracts with contractors and suppliers

	Aggregate contract amount	Payments made	Purchase commitment
Baofeng new coking plant	$65,820,748	$58,924,121	$6,896,627
Hongchang new mining tunnels	1,553,280	1,294,400	258,880
Hongchang safety instruments	16,180,000	3,236,000	12,944,000
Xingsheng safety instruments	19,598,834	14,092,780	5,506,054
Hongchang mine consolidation	32,766,118	11,115,660	21,650,458
Total	$135,918,980	$88,662,961	$47,256,019